N-2	Aug. 10, 2026
Cover [Abstract]
Entity Central Index Key	0001968178
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	SEI ALTERNATIVE INCOME FUND
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Change in Investment Strategy for the SEI Alternative Income Fund

In the Fund Summary for the Fund, under the heading titled "Summary of Terms," under the sub-heading titled "Investment Approach; High Degree of Risk," the seventh sentence of the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Fund's allocation to equity securities of CLOs will not exceed 10% of its net assets, measured at the time of purchase.

In addition, under the heading titled "Investment Strategies," the seventh sentence of the first paragraph thereunder is hereby deleted and replaced with the following:

Under normal circumstances, the Fund's allocation to equity securities of CLOs will not exceed 10% of its net assets, measured at the time of purchase.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the Prospectus.